Share Capital and Share Premium	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Share Capital and Share Premium

9.           Share Capital and Share Premium

The authorized share capital of Globus consisted of the following:

	December 31,
	2024	2023	2022
Authorized share capital:
500,000,000 Common shares of par value $0.004 each	2,000	2,000	2,000
100,000,000 Class B Common shares of par value $0.001 each	100	100	100
100,000,000 Preferred shares of par value $0.001 each	100	100	100
Total authorized share capital	2,200	2,200	2,200

Holders of the Company’s common shares and Class B common shares have equivalent economic rights, but holders of Company’s common shares are entitled to one vote per share and holders of the Company’s Class B common shares are entitled to twenty votes per share. Each holder of Class B common shares may convert, at its option, any or all of the Class B common shares held by such holder into an equal number of common shares.

As at December 31, 2024, 2023 and 2022 the Company had 20,582,301 shares issued and fully paid. During the periods ended December 31, 2024, 2023 and 2022 no new shares were issued.

For the years ended December 31, 2024, 2023 and 2022 Globus has not issued any common shares as share-based payment.

As at December 31, 2024, 2023 and 2022, no Class B common shares or Series A preferred shares (par value $0.001 per share) were outstanding.

On August 3, 2023, the Company entered into a Shareholders Rights Agreement between the Company and Computershare Trust Company, N.A., as rights agent, and the Company’s board of directors authorized and declared a dividend distribution of one right for each outstanding common share to shareholders of record as of the close of business on August 21, 2023. Each right entitles the registered holder to purchase from the Company one one-thousandth of a share of Series C Participating Preferred Stock at an exercise price of $5.00 (absolute amount) per one one-thousandth of a preferred share, subject to adjustment.

The board of directors has adopted the Rights Agreement to protect shareholders from coercive or otherwise unfair takeover tactics. In general terms, it works by imposing a significant penalty upon, subject to limited exceptions, any person or group that acquires 15% or more of the outstanding common shares without the approval of the board of directors. If a shareholder’s beneficial ownership of the Company’s common shares as of the time of the public announcement of the rights plan and associated dividend declaration is at or above the applicable threshold, that shareholder’s then-existing ownership percentage would be grandfathered, but the rights would become exercisable if at any time after such announcement, the shareholder increases its ownership percentage. The Rights Agreement should not interfere with any merger or other business combination approved by the board of directors.

For persons who, prior to the time of public announcement of the Rights Agreement, beneficially own 15% or more of the outstanding common shares, the Rights Agreement “grandfathers” their current level of ownership, so long as they do not purchase additional shares in excess of certain limitations. In addition, Georgios Feidakis, Athanasios Feidakis, Konstantina Feidakis, Angelina Feidakis, Firment Shipping Inc. and Goldenmare Limited, or any of their respective affiliates are excluded from the definition of “Acquiring Person” (as defined in the Rights Agreement) and therefore may obtain beneficial ownership of 15% or more of the outstanding common shares without causing the Rights to be exercisable.

Under the Rights Agreement’s terms, (as amended on January 30, 2025), the rights will expire on August 3, 2026.

On June 22, 2020, the Company issued 342,857 of its common shares, par value $0.004 per share, in an underwritten public offering at a price of $35 (absolute amount) per unit. Each unit consisted of one common share and one Class A warrant to purchase one common share and immediately separated upon issuance. In addition, the Company granted to the underwriter a 45-day option to purchase up to an additional 51,429 common shares, par value $0.004 per share, (or pre-funded warrants in lieu thereof) and Class A warrants to purchase up to 51,429 common shares, at the public offering price less discounts and commissions. The underwriter exercised its option and purchased 51,393 common shares, par value $0.004 per share and Class A warrants to purchase 51,393 common shares. Each Class A warrant is immediately exercisable for one common share at an exercise price of $35 (absolute amount) per common share and expires five years from issuance.

9.           Share Capital and Share Premium (continued)

The Class A Warrants are exercisable for a period of five years commencing on the date of issuance. If a registration statement registering the issuance of the common shares underlying the warrants under the Securities Act is not effective or available, the holder may, in its sole discretion, elect to exercise the warrant through a cashless exercise, in which case the holder would receive upon such exercise the net number of common shares determined according to the formula set forth in the warrant. Globus may be required to pay certain amounts as liquidated damages as specified in the warrants in the event Globus does not deliver common shares upon exercise of the warrants within the time periods specified in the warrants.

As at December 31, 2024 and 2023, the Company had issued 5,550 common shares, par value $0.004 per share and had 388,700 Class A Warrants outstanding to purchase an aggregate of 388,700 common shares, par value $0.004 per share.

During June and July 2020, in two concurrent private placements with two registered direct offerings the Company issued 1,291,833 common shares and warrants (“PP Warrants”) to purchase 1,291,833 common shares. The exercise price of each PP Warrant was $18 (absolute amount) per common share. The exercise price of each PP Warrant issued in June 2020 was initially $30 (absolute amount) per common share but in July 2020 was reduced to $18 (absolute amount) per common share.

The PP Warrants are exercisable for a period of five and one-half years commencing on the date of issuance. The warrants are exercisable, at the option of each holder, in whole or in part by delivering to the Company a duly executed exercise notice with payment in full in immediately available funds for the number of common shares purchased upon such exercise. If a registration statement registering the resale of the common shares underlying the private placement warrants under the Securities Act is not effective or available at any time after the six month anniversary of the date of issuance of the private placement warrants, the holder may, in its sole discretion, elect to exercise the private placement warrant through a cashless exercise, in which case the holder would receive upon such exercise the net number of common shares determined according to the formula set forth in the warrant. If the Company does not issue the common shares in a timely fashion, the warrant contains certain liquidated damages provisions.

As at December 31, 2024 and 2023, no PP Warrants had been exercised and the Company had 1,291,833 PP Warrants outstanding to purchase an aggregate of 1,291,833 common shares.

On December 10, 2020, the Company entered into a securities purchase agreement with certain unaffiliated institutional investors to issue in a registered direct offering to issue among other things (a) 1,256,765 of its common shares, par value $0.004 per share, and (b) warrants (“December 2020 Warrants”) to purchase 1,270,587 common shares with an exercise price of $8.50 (absolute amount) per common share. The exercise price was reduced to $6.25 (absolute amount) per share on January 29, 2021.

The December 2020 Warrants are exercisable for a period of five and one-half years commencing on the date of issuance. The warrants are exercisable, at the option of each holder, in whole or in part by delivering to the Company a duly executed exercise notice with payment in full in immediately available funds for the number of common shares purchased upon such exercise. If a registration statement registering the issuance of the common shares underlying the warrants under the Securities Act is not effective, the holder may, in its sole discretion, elect to exercise the warrant through a cashless exercise, in which case the holder would receive upon such exercise the net number of common shares determined according to the formula set forth in the warrant. If the Company does not issue the common shares in a timely fashion, the warrant contains certain liquidated damages provisions.

As at December 31, 2024 and 2023, no December 2020 Warrants had been exercised and the Company had December 2020 Warrants outstanding to purchase an aggregate of 1,270,587 common shares.

On January 29, 2021, the Company entered into a securities purchase agreement with certain unaffiliated institutional investors to issue among other things (a) 2,155,000 common shares, par value $0.004 per share, and (b) warrants (the “January 2021 Warrants”) to purchase 1,950,000 common shares, par value $0.004 per share, at an exercise price of $6.25 (absolute amount) per common share.

The January 2021 Warrants are exercisable for a period of five and one-half years commencing on the date of issuance. The warrants are exercisable, at the option of each holder, in whole or in part by delivering to the Company a duly executed exercise notice with payment in full in immediately available funds for the number of common shares purchased upon such exercise. If a registration statement registering the issuance of the common shares underlying the warrants under the Securities Act is not effective, the holder may, in its sole discretion, elect to exercise the warrant through a cashless exercise, in which case the holder would receive upon such exercise the net number of common shares determined according to the formula set forth in the warrant. If the Company does not issue the common shares in a timely fashion, the warrant contains certain liquidated damages provisions.

9.           Share Capital and Share Premium (continued)

As at December 31, 2024 and 2023, no January 2021 Warrants had been exercised and the Company had January 2021 Warrants outstanding to purchase an aggregate of 1,950,000 common shares.

On February 17, 2021, the Company entered into a securities purchase agreement with certain unaffiliated institutional investors to issue among other things (a) 3,850,000 common shares par value $0.004 per share, and (b) warrants (the “February 2021 Warrants”) to purchase 4,800,000 common shares, par value $0.004 per share, at an exercise price of $6.25 (absolute amount) per common share.

The February 2021 Warrants are exercisable for a period of five and one-half years commencing on the date of issuance. The warrants are exercisable, at the option of each holder, in whole or in part by delivering to the Company a duly executed exercise notice with payment in full in immediately available funds for the number of common shares purchased upon such exercise. If a registration statement registering the issuance of the common shares underlying the warrants under the Securities Act is not effective, the holder may, in its sole discretion, elect to exercise the warrant through a cashless exercise, in which case the holder would receive upon such exercise the net number of common shares determined according to the formula set forth in the warrant. If the Company does not issue the common shares in a timely fashion, the warrant contains certain liquidated damages provisions.

As at December 31, 2024 and 2023, no February 2021 Warrants had been exercised and the Company had February 2021 Warrants outstanding to purchase an aggregate of 4,800,000 common shares.

On June 29, 2021, the Company entered into a securities purchase agreement with certain unaffiliated institutional investors to issue (a) 8,900,000 common shares par value $0.004 per share, and (b) warrants (the “June 2021 Warrants”) to purchase 10,000,000 common shares, par value $0.004 per share, at an exercise price of $5.00 (absolute amount) per common share.

The June 2021 Warrants are exercisable for a period of five and one-half years commencing on the date of issuance. The warrants are exercisable, at the option of each holder, in whole or in part by delivering to the Company a duly executed exercise notice with payment in full in immediately available funds for the number of common shares purchased upon such exercise. If a registration statement registering the issuance of the common shares underlying the warrants under the Securities Act is not effective, the holder may, in its sole discretion, elect to exercise the warrant through a cashless exercise, in which case the holder would receive upon such exercise the net number of common shares determined according to the formula set forth in the warrant. If the Company does not issue the common shares in a timely fashion, the warrant contains certain liquidated damages provisions.

As at December 31, 2024 and 2023, no June 2021 Warrants had been exercised and the Company had June 2021 Warrants outstanding to purchase an aggregate of 10,000,000 common shares.

The Company’s warrants were classified as equity in accordance with the provisions of IAS 32 meet the classification criteria as per IAS 32 and, accordingly, are classified in equity.

 On March 13, 2024, the Board of Directors adopted the Globus Maritime Limited 2024 Equity Incentive Plan, or the Plan. The purpose of the Plan is to provide Company’s officers, key employees, directors, consultants and service provider, whose initiative and efforts are deemed to be important to the successful conduct of Company’s business, with incentives to (a) enter into and remain in the service of the Company or affiliates, (b) acquire a proprietary interest in the success of the Company, (c) maximize their performance and (d) enhance the long-term performance of the Company. The number of common shares reserved for issuance under the Plan is 2,000,000 shares. As at December 31, 2024, the Company had not made any awards under the Plan.

9.           Share Capital and Share Premium (continued)

Share premium includes the contribution of Globus’ shareholders to the acquisition of the Company’s vessels. Additionally, share premium includes the effects of the Globus initial and follow-on public offerings and the effects of the share-based payments. Accordingly, at December 31, 2024, 2023 and 2022, Globus share premium amounted to $284,406.